                                                      1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.      .......................

    Post-Effective Amendment No.   17  .....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   18  ....................................        X

                     FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

             It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
    on _________________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on            pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, DC  20037

[Logo of Federated Investors]

Federated Managed Allocation Portfolios


PROSPECTUS

January 31, 2004

Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund


(formerly, Federated Managed Conservative Growth Portfolio, Federated Managed Moderate Growth Portfolio, and Federated Managed Growth Portfolio, respectively)


INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	10
What are the Fund's Investment Strategies?	15
What are the Principal Securities in Which the Fund Invests?	17
What are the Specific Risks of Investing in the Fund?	24
What Do Shares Cost?	29
How is the Fund Sold?	30
How to Purchase Shares	30
How to Redeem Shares	32
Account and Share Information	34
Who Manages the Funds?	35
Legal Proceedings	37
Financial Information	38

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Fund	Objective
Federated Conservative Allocation Fund ("FCAF")	To seek total return with an emphasis on income and capital appreciation
Federated Moderate Allocation Fund ("FMAF")	To seek capital appreciation with income as a secondary objective
Federated Growth Allocation Fund ("FGAF")	To seek capital appreciation

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?


The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Investment Adviser (Adviser) using an asset allocation process. The Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:


	Equity Neutral Position	Fixed Income Neutral Position
Federated Conservative Allocation Fund	40%	60%
Federated Moderate Allocation Fund	60%	40%
Federated Growth Allocation Fund	80%	20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.


Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.

Within the fixed income allocation the Adviser anticipates investing primarily in U.S.-dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. The Funds may invest in derivative contracts to implement their investment strategies. The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However, the Adviser may invest directly in such securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

  Stock Market Risks. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.
  Currency Risks. The exchange rates for currencies fluctuate daily; therefore, prices of the foreign securities in which a Fund invests are more volatile than prices of securities traded exclusively in the U.S.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
  Sector Risks. The Funds may allocate relatively more assets to certain industry sectors than to others; therefore, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.


  Liquidity Risks. The noninvestment grade securities and complex collateralized mortgage obligations in which the Funds may invest may not be readily marketable and may be subject to greater fluctuations in price than other securities. Additionally certain equity securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities.


  Risks Related to Company Size. The Funds may invest in smaller companies which may have unproven track records, a limited product or service base and limited access to capital and may, therefore, be more likely to fail than larger companies.
  Risks Associated with Noninvestment Grade Securities. A Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. The Funds invest in securities issued by foreign companies; therefore, a Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards.
  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Risks of investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.


  Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.


Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 9.08% (quarter ended June 30, 2003). Its lowest quarterly return was (5.40)% (quarter ended September 30, 2003).


Average Annual Total Return Table


Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


(For the periods ended December 31, 2003)


	1 Year	5 Years	Start of Performance[1]
Federated Conservative Allocation Fund:
Return Before Taxes	15.85%	2.70%	6.68%
Return After Taxes on Distributions[2]	14.52%	1.09%	4.55%
Return After Taxes on Distributions and Sale of Fund Shares[2]	10.25%	1.38%	4.50%
S&P 500	28.68%	(0.57)%	11.67%
LBAB	4.10%	6.62%	7.66%


1 The Fund's Institutional Shares start of performance date was May 25, 1994

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 12.66% (quarter ended June 30, 2003). Its lowest quarterly return was (9.42)% (quarter ended September 30, 2002).


Average Annual Total Return Table


Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


(For the periods ended December 31, 2003)


	1 Year	5 Years	Start of Performance[1]
Federated Moderate Allocation Fund:
Return Before Taxes	21.72%	1.85%	7.12%
Return After Taxes on Distributions[2]	20.75%	0.50%	5.22%
Return After Taxes on Distributions and Sale of Fund Shares[2]	14.07%	0.84%	5.09%
S&P 500	28.68%	(0.57)%	11.67%
LBAB	4.10%	6.62%	7.66%


1 The Fund's Institutional Shares start of performance date was May 25, 1994.


2 After-tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.


Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 15.71% (quarter ended December 31, 1998). Its lowest quarterly return was (14.07)% (quarter ended September 30, 2002).


Average Annual Total Return Table


Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


(For the periods ended December 31, 2003)


	1 Year	5 Years	Start of Performance[1]
Federated Growth Allocation Fund:
Return Before Taxes	26.10%	(0.10)%	6.48%
Return After Taxes on Distributions[2]	25.83%	(1.04)%	4.97%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.94%	(0.53)%	4.81%
S&P 500	28.68%	(0.57)%	11.67%
LBAB	4.10%	6.62%	7.66%


1 The Fund's Institutional Shares start of performance date was May 25, 1994.

2 After-tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.


What are the Fund's Fees and Expenses?

FEDERATED CONSERVATIVE ALLOCATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fees[3]	0.25%
Other Expenses[4]	0.46%
Total Annual Fund Operating Expenses	1.46%

1 Although not contractually obligated to do so, the shareholder services provider and administrator expect to waive and/or reimburse certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.39%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)5	1.07%

2 The adviser expects to reimburse a portion of the management fee. The management fee paid by the Fund (after the anticipated reimbursement) is expected to be 0.60% for the fiscal year ending November 30, 2004.

3 A portion of the shareholder services fee is expected to be voluntarily waived and reimbursed. This anticipated voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver and reimbursement) is expected to be 0.04% for the fiscal year ending November 30, 2004.

4 The administrator expects to voluntarily waive certain operating expenses of the Fund. This anticipated voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary waiver) are expected to be 0.43% for the fiscal year ending November 30, 2004.

5 The Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 1.23% for the fiscal year ended November 30, 2003.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 149
3 Years	$ 462
5 Years	$ 797
10 Years	$1,746



What are the Fund's Fees and Expenses?

FEDERATED MODERATE ALLOCATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses(Before Waivers and Reimbursements)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fees3	0.25%
Other Expenses4	0.37%
Total Annual Fund Operating Expenses	1.37%

1 Although not contractually obligated to do so, the shareholder services provider and administrator expect to waive and/or reimburse certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)5	1.03%

2 The adviser expects to reimburse a portion of the management fee. The management fee paid by the Fund (after the anticipated reimbursement) is expected to be 0.65% for the fiscal year ending November 30, 2004.

3 A portion of the shareholder services fee is expected to be voluntarily waived and reimbursed. This anticipated voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver and reimbursement) is expected to be 0.03% for the fiscal year ending November 30, 2004.

4 The administrator expects to voluntarily waive certain operating expenses of the Fund. This anticipated voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary waiver) are expected to be 0.35% for the fiscal year ending November 30, 2004.

5 The Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 1.20% for the fiscal year ended November 30, 2003.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$139
3 Years	$434
5 Years	$750
10 Years	$1,649



What are the Fund's Fees and Expenses?

FEDERATED GROWTH ALLOCATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fees3	0.25%
Other Expenses4	0.64%
Total Annual Fund Operating Expenses	1.64%

1 Although not contractually obligated to do so, the shareholder services provider and administrator expect to waive and/or reimburse certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.32%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)5	1.32%

2 The adviser expects to reimburse a portion of the management fee. The management fee paid by the Fund (after the anticipated reimbursement) is expected to be 0.69% for the fiscal year ending November 30, 2004.

3 A portion of the shareholder services fee is expected to be voluntarily waived and reimbursed. This anticipated voluntary waiver and reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the anticipated voluntary waiver and reimbursement) is expected to be 0.03% for the fiscal year ending November 30, 2004.

4 The administrator expects to voluntarily waive certain operating expenses of the Fund. This anticipated voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary waiver) are expected to be 0.60% for the fiscal year ending November 30, 2004.

5 The Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 1.41% for the fiscal year ended November 30, 2003.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 172
3 Years	$ 533
5 Years	$ 918
10 Years	$1,998


What are the Funds' Investment Strategies?

The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:

	Equity Neutral Position	Fixed Income Neutral Position
Federated Conservative Allocation Fund	40%	60%
Federated Moderate Allocation Fund	60%	40%
Federated Growth Allocation Fund	80%	20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.


Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.


Within the fixed income allocation the Adviser anticipates investing primarily in U.S.-dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. Domestic non-investment grade securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be dominated in either foreign currency or in U.S. Dollars.


The Adviser may invest a portion of the Fund's assets in derivative contracts to efficiently implement the Fund's overall investment strategies. The following are examples of some of the specific ways in which the Fund may use derivatives. First, the Funds may invest otherwise univested cash positions in derivatives in order to efficiently gain exposure to a diversified portfolio of securities, such as an index related to the domestic stock market. Second, the Fund may buy or sell derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below. Exposure gained through use of derivatives will be counted for purposes of calculating the percentage of a Fund's portfolio dedicated to either equity or fixed income securities.

The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However the Adviser may invest directly in such securities. The funds in which the Adviser invest may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Funds and may incur additional administrative expenses. Therefore, any investment by the Funds in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.


HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of the portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and c ould result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

What are the Principal Securities in Which the Funds Invest?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FOREIGN SECURITIES

Foreign equity securities are equity securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Funds principally invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Corporate Debt Securities

The Funds will also invest in debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.

The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro data share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs) allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offer Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.


DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers tocover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Funds' exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds can buy or sell financial futures, index futures and foreign currency forward contracts.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.


SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. Each Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Funds may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. The Funds may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Funds' exposure to currency risks.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Funds and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Funds.

Dollar Rolls

Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


The Funds may invest in other investment companies, both domestic and foreign (which may or may not be available for general investment by the public), and that are advised by the Adviser or an affiliate of the Adviser. These other investment companies are managed independently of the Funds and may incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Funds?

STOCK MARKET RISKS

The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


LIQUIDITY RISKS

Trading opportunities for equity securities in which the Funds invest may be less readily available and may be subject to greater fluctuation in price than other securities. Trading opportunities are more limited for securities that are not widely held, for fixed income securities that have not received any audit ratings or have received ratings below investment grade and for CMOs that have complex terms. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities issued in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. In addition, foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect a Fund's investments.

The foreign sovereign debt securities a Fund purchases involve specific risks, including that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS


The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Funds invest may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

Because a Fund may invest in American Depositary Receipts issued by foreign companies, a Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.


What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at t he time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.


The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for each Fund is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds offers two Share classes: Institutional Shares and Select Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals and financial institutions, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Funds on the same day and the Funds receive payment within one business day. You will become the owner of Shares and receive dividends when the Funds receive your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after the Funds receive the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check


Make your check payable to The Federated Funds, note your account number on the check, and send it to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Funds if you purchased Shares directly from the Funds.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Funds at 1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem Shares by mailing a written request to the Funds.

You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


If you purchase Shares just before the record date dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?


The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for tehse services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some of the Funds' assets to the Sub-Adviser, Federated Investment Management Company, which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


THE FUNDS' PORTFOLIO MANAGERS ARE:

The portfolio managers for the Funds' individual asset categories are as follows:

Name (Portfolio Manager Since)	Asset Category Managed	Biography

John W. Harris (December 1998)	Overall Allocation and Domestic Large Company Stocks

John W. Harris is a Portfolio Manager for the Funds and performs the overall asset allocation of the Funds' assets among the various asset categories. In addition, Mr. Harris is a manager of the U.S. large company stocks asset category. He has performed these duties since December 1998. In allocating the Funds' assets, Mr. Harris evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Funds' Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Funds' Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the
University of Pittsburgh.

David P. Gilmore (January 2003)	Domestic Large Company Stocks

David P. Gilmore has been the Funds' Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of the Funds' Adviser in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

Joseph M. Balestrino (Inception)	U.S. Treasury Securities and Investment-Grade Corporate Bonds

Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Funds' Adviser since 1998. He was a Portfolio Manager and a Vice President of the Funds' Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Funds' Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material a dverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's Institutional Share financial performance for the Funds' past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund's Institutional Shares, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

Federated Conservative Allocation Fund

Financial Highlights

(For a Share Outstanding Throughout Each Period)


Year Ended November 30	2003	2002		2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.70	$10.22		$11.19	$11.82	$12.15
Income From Investment Operations:
Net investment income	0.24 [1]	0.31	[2]	0.35	0.48 [1]	0.45
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.81	(0.57	) [2]	(0.43)	(0.40)	0.14

TOTAL FROM INVESTMENT OPERATIONS	1.05	(0.26)		(0.08)	0.08	0.59

Less Distributions:
Distributions from net investment income	(0.25)	(0.26)		(0.37)	(0.45)	(0.45)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--		(0.52)	(0.26)	(0.47)

TOTAL DISTRIBUTIONS	(0.25)	(0.26)		(0.89)	(0.71)	(0.92)

Net Asset Value, End of Period	$10.50	$ 9.70		$10.22	$11.19	$11.82

Total Return[3]	10.99%	(2.56)%		(0.75)%	0.60%	5.11%

Ratios to Average Net Assets:
Expenses	1.23%	1.15%		1.13%	1.06%	1.04%

Net investment income	2.39%	3.01%[2]		3.62%	4.11%	3.78%

Expense waiver/reimbursement[4]	0.21%	0.20%		0.20%	0.20%	0.20%

Supplemental Data:
Net assets, end of period (000 omitted)	$74,512	$76,842		$110,413	$121,563	$51,961

Portfolio turnover	103%	11%		20%	43%	94%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2003, which can be obtained free of charge.


Federated Moderate Allocation Fund

Financial Highlights

(For a Share Outstanding Throughout Each Period)


Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.99	$10.91	$12.33	$13.55	$13.15
Income From Investment Operations:
Net investment income	0.17 [1]	0.22 [2]	0.29	0.39 [1]	0.35
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.18	(0.95)[2]	(0.89)	(0.64)	1.00

TOTAL FROM INVESTMENT OPERATIONS	1.35	(0.73)	(0.60)	(0.25)	1.35

Less Distributions:
Distributions from net investment income	(0.17)	(0.19)	(0.30)	(0.36)	(0.35)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.61)	(0.60)

TOTAL DISTRIBUTIONS	(0.17)	(0.19)	(0.82)	(0.97)	(0.95)

Net Asset Value, End of Period	$11.17	$ 9.99	$10.91	$12.33	$13.55

Total Return[3]	13.68%	(6.76)%	(5.17)%	(2.19)%	11.00%

Ratios to Average Net Assets:
Expenses	1.20%	1.09%	1.09%	1.07%	1.06%

Net investment income	1.69%	2.16%[2]	2.70%	2.89%	2.69%

Expense waiver/reimbursement[4]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:
Net assets, end of period (000 omitted)	$91,789	$95,288	$125,741	$161,366	$168,702

Portfolio turnover	121%	23%	36%	72%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2003, which can be obtained free of charge.


Federated Growth Allocation Fund

Financial Highlights

(For a Share Outstanding Throughout Each Period)


Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.93	$11.39	$13.42	$15.17	$14.12
Income From Investment Operations:
Net investment income	0.08 [1]	0.12 [2]	0.18	0.27 [1]	0.22
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.36	(1.47)[2]	(1.39)	(1.02)	1.75

TOTAL FROM INVESTMENT OPERATIONS	1.44	(1.35)	(1.21)	(0.75)	1.97

Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.18)	(0.22)	(0.20)
Distributions from paid in capital[3]	--	--	(0.03)	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.61)	(0.78)	(0.72)

TOTAL DISTRIBUTIONS	(0.07)	(0.11)	(0.82)	(1.00)	(0.92)

Net Asset Value, End of Period	$11.30	$ 9.93	$11.39	$13.42	$15.17

Total Return[4]	14.56%	(11.95)%	(9.55)%	(5.48)%	14.83%

Ratios to Average Net Assets:
Expenses	1.41%	1.28%[5]	1.27%	1.16%	1.15%

Net investment income	0.78%	0.98%[2]	1.52%	1.81%	1.53%

Expense waiver/reimbursement[6]	0.22%	0.20%	0.20%	0.20%	0.22%

Supplemental Data:
Net assets, end of period (000 omitted)	$46,069	$48,840	$69,632	$83,495	$93,453

Portfolio turnover	145%	14%	43%	86%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated January 31, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, Annual Reports, Semi-Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

Federated Managed Allocation Portfolios

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestor.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212408
Cusip 314212200
Cusip 314212606


G00873-03-IS (1/04)


Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

[Logo of Federated Investors]

Federated Managed
Allocation Portfolios

PROSPECTUS

January 31, 2004

Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund


(formerly Federated Managed Conservative Growth Portfolio, Federated Managed Moderate Growth Portfolio and Federated Managed Growth Portfolio, respectively)


SELECT SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS


Risk/Return Summary	1
What are the Fund's Fees and Expenses?	10
What are the Fund's Investment Strategies?	15
What are the Principal Securities in Which the Fund Invests?	17
What are the Specific Risks of Investing in the Fund?	24
What Do Shares Cost?	29
How is the Fund Sold?	29
How to Purchase Shares	30
How to Redeem Shares	32
Account and Share Information	34
Who Manages the Funds?	35
Legal Proceedings	37
Financial Information	38


Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Fund	Objective
Federated Conservative Allocation Fund ("FCAF")	To seek total return with an emphasis on income and capital appreciation
Federated Moderate Allocation Fund ("FMAF")	To seek capital appreciation with income as a secondary objective
Federated Growth Allocation Portfolio ("FGAF")	To seek capital appreciation

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?


The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Investment Adviser (Adviser) using an asset allocation process. The Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:


	Equity Neutral Position	Fixed Income Neutral Position
Federated Conservative Allocation Fund	40%	60%
Federated Moderate Allocation Fund	60%	40%
Federated Growth Allocation Fund	80%	20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.


Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.

Within the fixed income allocation the Adviser anticipates investing primarily in U.S. dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. The Funds may invest in derivative contracts to implement their investment strategies. The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However, the Adviser may invest directly in such securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

  Stock Market Risks. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.
  Currency Risks. The exchange rates for currencies fluctuate daily; therefore, prices of the foreign securities in which a Fund invests are more volatile than prices of securities traded exclusively in the U.S.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Call Risks. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
  Sector Risks. The Funds may allocate relatively more assets to certain industry sectors than to others; therefore, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.


  Liquidity Risks. The noninvestment grade securities and complex collateralized mortgage obligations in which the Funds may invest may not be readily marketable and may be subject to greater fluctuations in price than other securities. Additionally certain equity securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities.


  Risks Related to Company Size. The Funds may invest in smaller companies which may have unproven track records, a limited product or service base and limited access to capital and may, therefore, be more likely to fail than larger companies.
  Risks Associated with Noninvestment Grade Securities. A Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. The Funds invest in securities issued by foreign companies; therefore, a Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards.
  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Risks of investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.


  Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart


The performance information shown below will help you analyze the Fund's Select Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Select Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Select Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, the Fund's Select Shares highest quarterly return was 8.77% (quarter ended June 30, 2003). Its lowest quarterly return was (5.46)% (quarter ended September 30, 2002).

Average Annual Total Return Table

Return Before Taxes is shown for the Fund's Select Shares. In addition, Return After Taxes is shown for Select Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year	5 Years	Start of Performance[1]
Federated Conservative Allocation Fund:
Return Before Taxes	15.04%	1.98%	5.94%
Return After Taxes on Distributions[2]	14.00%	0.64%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares[2]	9.75%	0.94%	4.05%
S&P 500	28.68%	(0.57)%	11.67%
LBAB	4.10%	6.62%	7.66%

1 The Fund's Select Shares start of performance date was May 25, 1994.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.



Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund's Select Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Select Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Select Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 12.48% (quarter ended June 30, 2003). Its lowest quarterly return was (9.61)% (quarter ended September 30, 2002).

Average Annual Total Return Table

Return Before Taxes is shown for the Fund's Select Shares. In addition, Return After Taxes is shown for the Fund's Select Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate

Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year	5 Years	Start of Performance[1]
Federated Moderate Allocation Fund:
Return Before Taxes	21.03%	1.16%	6.39%
Return After Taxes on Distributions[2]	20.35%	0.09%	4.78%
Return After Taxes on Distributions and Sale of Fund Shares[2]	13.64%	0.43%	4.64%
S&P 500	28.68%	(0.57)%	11.67%
LBAB	4.10%	6.62%	7.66%

1 The Fund's Select Shares start of performance date was May 25, 1994.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Risk/Return Bar Chart

The performance information shown below will help you analyze the Fund's Select Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Select Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Select Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, the Fund's Select Shares highest quarterly return was 15.52% (quarter ended December 31, 1998). Its lowest quarterly return was (14.25)% (quarter ended September 30, 2002).

Average Annual Total Return Table

Return Before Taxes is shown for the Fund's Select Shares. In addition, Return After Taxes is shown for Select Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows the return for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2003)

	1 Year	5 Years	Start of Performance[1]
Federated Growth Allocation Fund:
Return Before Taxes	25.19%	(0.84)%	5.74%
Return After Taxes on Distributions[2]	25.17%	(1.50)%	4.51%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.37%	(0.98)%	4.35%
S&P 500	28.68%	(0.57)%	11.67%
LBAB	4.10%	6.62%	7.66%

1 The Fund's Select Shares start of performance date was May 25, 1994.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED CONSERVATIVE ALLOCATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses(Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee[3]	0.75%
Shareholder Services Fees[4]	0.25%
Other Expenses[5]	0.46%
Total Annual Fund Operating Expenses	2.21%

1 Although not contractually obligated to do so, the distributor, shareholder services provider and administrator expect to waive and/or reimburse certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.44%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)[6]	1.77%

2 The adviser expects to reimburse a portion of the management fee. The management fee paid by the Fund (after the anticipated reimbursement) is expected to be 0.60% for the fiscal year ending November 30, 2004.

3 A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Select Shares (after the anticipated voluntary waiver) is expected to be 0.50% for the fiscal year ending November 30, 2004.

4 A portion of the shareholder services fee is expected to be voluntarily reimbursed. This anticipated voluntary reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Select Shares (after the anticipated voluntary reimbursement) is expected to be 0.24% for the fiscal year ending November 30, 2004.

5 The administrator expects to voluntarily waive certain operating expenses of the Fund. This anticipated voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary waiver) are expected to be 0.43% for the fiscal year ending November 30, 2004.

6 The Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 1.93% for the fiscal year ended November 30, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 224
3 Years	$ 691
5 Years	$1,185
10 Years	$2,544

What are the Fund's Fees and Expenses?

FEDERATED MODERATE ALLOCATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee[3]	0.75%
Shareholder Services Fees[4]	0.25%
Other Expenses[5]	0.37%
Total Annual Fund Operating Expenses	2.12%

1 Although not contractually obligated to do so, the distributor, shareholder services provider and administrator expect to waive and/or reimburse certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.39%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)[6]	1.73%

2 The adviser expects to reimburse a portion of the management fee. The management fee paid by the Fund (after the anticipated reimbursement) is expected to be 0.65% for the fiscal year ending November 30, 2004.

3 A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Select Shares (after the anticipated voluntary waiver) is expected to be 0.50% for the fiscal year ending November 30, 2004.

4 A portion of the shareholder services fee is expected to be voluntarily reimbursed. This anticipated voluntary reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Select Shares (after the anticipated voluntary reimbursement) is expected to be 0.23% for the fiscal year ending November 30, 2004.

5 The administrator expects to voluntarily waive certain operating expenses of the Fund. This anticipated voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary waiver) are expected to be 0.35% for the fiscal year ending November 30, 2004.

6 The Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 1.90% for the fiscal year ended November 30, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 215
3 Years	$ 664
5 Years	$1,139
10 Years	$2,452

What are the Fund's Fees and Expenses?

FEDERATED GROWTH ALLOCATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Select Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses(Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee[3]	0.75%
Shareholder Services Fees[4]	0.25%
Other Expenses[5]	0.64%
Total Annual Fund Operating Expenses	2.39%

1 Although not contractually obligated to do so, the distributor, shareholder services provider and administrator expect to waive and/or reimburse certain amounts. The adviser has agreed to reimburse certain investment adviser fees as a result of investment in other funds which are managed by the adviser or an affiliate of the adviser. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.

Total Waivers and Reimbursements of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)[6]	2.02%

2 The adviser expects to reimburse a portion of the management fee. The management fee paid by the Fund (after the anticipated reimbursement) is expected to be 0.69% for the fiscal year ending November 30, 2004.

3 A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Select Shares (after the anticipated voluntary waiver) is expected to be 0.50% for the fiscal year ending November 30, 2004.

4 A portion of the shareholder services fee is expected to be voluntarily reimbursed. This anticipated voluntary reimbursement can be terminated at any time. The shareholder services fee paid by the Fund's Select Shares (after the anticipated voluntary reimbursement) is expected to be 0.23% for the fiscal year ending November 30, 2004.

5 The administrator expects to voluntarily waive certain operating expenses of the Fund. This anticipated voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary waiver) are expected to be 0.60% for the fiscal year ending November 30, 2004.

6 The Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) were 2.11% for the fiscal year ended November 30, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 242
3 Years	$ 745
5 Years	$1,275
10 Years	$2,726


What are the Fund's Investment Strategies?

The Funds pursue their investment objectives by investing in a mix of equity and fixed income investments. Each Fund's portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of each Fund's portfolio to invest in equity securities and the percentage to invest in fixed income securities. In making this determination, each Fund will start with a neutral exposure point for both equity and fixed income securities. The following table shows each Fund's neutral position points ("Neutral Position") for both equity and fixed income securities:

	Equity Neutral Position	Fixed Income Neutral Position
Federated Conservative Allocation Fund	40%	60%
Federated Moderate Allocation Fund	60%	40%
Federated Growth Allocation Fund	80%	20%

The Adviser will have the discretion to adjust the equity and fixed income portions of the portfolio by +/-15% from the stated Neutral Position based upon its view of the United States and foreign economies and securities markets.


Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or companies whose stock is undervalued. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stock of domestic companies with small market capitalizations.


Within the fixed income allocation the Adviser anticipates investing primarily in U.S. dollar dominated investment-grade fixed income securities. Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. The Adviser may also invest a portion of the fixed income allocation in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. Domestic non-investment grade securities include both convertible and high-yield corporate debt securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment grade and foreign investment grade securities. The foreign debt securities in which the Fund may invest may be dominated in either foreign currency or in U.S. Dollars.


The Adviser may invest a portion of the Fund's assets in derivative contracts to efficiently implement the Fund's overall investment strategies. The following are examples of some of the specific ways in which the Fund may use derivatives. First, the Funds may invest otherwise univested cash positions in derivatives in order to efficiently gain exposure to a diversified portfolio of securities, such as an index related to the domestic stock market. Second, the Fund may buy or sell derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below. Exposure gained through the use of derivatives will be counted for purposes of calculating the percentage of a Fund's portfolio dedicated to either equity or fixed income securities.

The Adviser anticipates that it will primarily utilize other funds advised by the Adviser or its affiliates to gain exposure to equity and fixed income securities. However, the Adviser may invest directly in such securities. The funds in which the Adviser invests may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Funds and may incur additional administrative expenses. Therefore, any investment by the Funds in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.


HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of the portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and c ould result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

What are the Principal Securities in Which the Funds Invest?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FOREIGN SECURITIES

Foreign equity securities are equity securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Funds principally invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Corporate Debt Securities

The Funds will also invest in debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies.

The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs) allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs AND POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offer Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.


DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Funds' exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds can buy or sell financial futures, index futures and foreign currency forward contracts.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.


SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. Each Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Funds may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. The Funds may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Funds' exposure to currency risks.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Funds and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Funds.

DOLLAR ROLLS

Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES


The Funds may invest in other investment companies, both domestic and foreign (which may or may not be available for general investment by the public), and that are advised by the Adviser or an affiliate of the Adviser. These other investment companies are managed independently of the Funds and may incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Funds?

STOCK MARKET RISKS

The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS


Trading opportunities for equity securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities. Trading opportunities are more limited for securities that are not widely held, for fixed income securities that have not received any audit ratings or have received ratings below investment grade and for CMOs that have complex terms. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities issued in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.


Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. In addition, foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect a Fund's investments.

The foreign sovereign debt securities a Fund purchases involve specific risks, including that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS


The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Funds invest may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPT

Because a Fund may invest in American Depositary Receipts issued by foreign companies, a Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.


What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at t he time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.


The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for each Fund is $1,500. There is no required minimum subsequent investment amount. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds offers two Share classes: Select Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Select Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Select Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Funds on the same day and the Funds receive payment within one business day. You will become the owner of Shares and receive dividends when the Funds receive your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after the Funds receive the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check


Make your check payable to The Federated Funds, note your account number on the check, and send it to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Funds if you purchased Shares directly from the Funds.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Funds at 1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem Shares by mailing a written request to the Funds.

You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.


In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?


The Board of Trustees (the Board) governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some of the Funds' assets to the Sub-Adviser, Federated Investment Management Company, which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


THE FUNDS' PORTFOLIO MANAGERS ARE:

The portfolio managers for the Funds' individual asset categories are as follows:


Name (Portfolio Manager Since)	Asset Category Managed	Biography
John W. Harris (December 1998)	Overall Allocation and Domestic Large Company Stocks

John W. Harris is a Portfolio Manager for the Funds and performs the overall asset allocation of the Funds' assets among the various asset categories. In addition, Mr. Harris is a manager of the U.S. large company stocks asset category. He has performed these duties since December 1998. In allocating the Funds' assets, Mr. Harris evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Funds' Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Funds' Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

David P. Gilmore (January 2003)	Domestic Large Company Stocks

David P. Gilmore has been the Funds' Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of the Funds' Adviser in July 2000. Mr.Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr.Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr.Gilmore has a B.S. from Liberty University.

Joseph M. Balestrino (Inception)	U.S. Treasury Securities and Investment-Grade Corporate Bonds

Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Funds' Adviser since 1998. He was a Portfolio Manager and a Vice President of the Funds' Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Funds' Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Legal Proceedings


Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material a dverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's Select Shares financial performance for the Funds' past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund's Select Shares, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.


Federated Conservative Allocation Fund


Financial Highlights -- Select Shares


(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.69	$10.22	$11.17	$11.80	$12.14
Income From Investment Operations:
Net investment income	0.17 [1]	0.23 [2]	0.34	0.40 [1]	0.37
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.81	(0.57)[2]	(0.48)	(0.40)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.98	(0.34)	(0.14)	--	0.50

Less Distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.29)	(0.37)	(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.26)	(0.47)

TOTAL DISTRIBUTIONS	(0.18)	(0.19)	(0.81)	(0.63)	(0.84)

Net Asset Value, End of Period	$10.49	$9.69	$10.22	$11.17	$11.80

Total Return[3]	10.22%	(3.31)%	(1.33)%	(0.11)%	4.29%

Ratios to Average Net Assets:

Expenses	1.93%	1.85%	1.83%	1.76%	1.74%

Net investment income	1.68%	2.31%[2]	2.92%	3.42%	3.08%

Expense waiver/reimbursement[4]	0.26%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,975	$38,481	$50,413	$55,004	$64,972

Portfolio turnover	103%	11%	20%	43%	94%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2003, which can be obtained free of charge.



Federated Moderate Allocation Fund


Financial Highlights -- Select Shares


(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.96	$10.87	$12.29	$13.51	$13.11
Income From Investment Operations:
Net investment income	0.10 [1]	0.15 [2]	0.23	0.30 [1]	0.26
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.19	(0.94)[2]	(0.91)	(0.64)	1.00

TOTAL FROM INVESTMENT OPERATIONS	1.29	(0.79)	(0.68)	(0.34)	1.26
Less Distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.22)	(0.27)	(0.26)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.61)	(0.60)

TOTAL DISTRIBUTIONS	(0.10)	(0.12)	(0.74)	(0.88)	(0.86)

Net Asset Value, End of Period	$11.15	$ 9.96	$10.87	$12.29	$13.51

Total Return[3]	13.03%	(7.36)%	(5.89)%	(2.87)%	10.26%

Ratios to Average Net Assets:

Expenses	1.90%	1.79%	1.79%	1.77%	1.76%

Net investment income	0.99%	1.46%[2]	2.00%	2.19%	1.99%

Expense waiver/reimbursement[4]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$56,747	$58,706	$76,065	$89,725	$95,824
Portfolio turnover	121%	23%	36%	72%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2003, which can be obtained free of charge.



Federated Growth Allocation Fund


Financial Highlights -- Select Shares


(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.92	$11.38	$13.40	$15.15	$14.10
Income From Investment Operations:
Net investment income	0.01 [1]	0.03 [2]	0.10	0.17 [1]	0.12
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.36	(1.46)[2]	(1.39)	(1.02)	1.75

TOTAL FROM INVESTMENT OPERATIONS	1.37	(1.43)	(1.29)	(0.85)	1.87

Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.10)	(0.12)	(0.10)
Distributions from paid in capital[3]	--	--	(0.02)	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.61)	(0.78)	(0.72)

TOTAL DISTRIBUTIONS	(0.01)	(0.03)	(0.73)	(0.90)	(0.82)

Net Asset Value, End of Period	$11.28	$ 9.92	$11.38	$13.40	$15.15

Total Return[4]	13.81%	(12.60)%	(10.18)%	(6.15)%	14.05%

Ratios to Average Net Assets:

Expenses	2.11%	1.98%[5]	1.97%	1.86%	1.85%

Net investment income	0.08%	0.28%[2]	0.82%	1.13%	0.83%

Expense waiver/reimbursement[6]	0.27%	0.25%	0.25%	0.25%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,481	$38,719	$59,463	$72,377	$68,512

Portfolio turnover	145%	14%	43%	86%	113%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2003, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated January 31, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, Annual Reports, Semi-Annual Reports and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestor.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

Cusip 314212309
Cusip 314212101
Cusip 314212507

G00873-04-SEL (1/04)

FEDERATED MANAGED ALLOCATION PORTFOLIOS

Statement of Additional Information

January 31, 2004

Federated Conservative Allocation fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund

Institutional Shares
Select Shares


This Statement of Additional Information (SAI) is not a prospectus.
Read this SAI in conjunction with the prospectuses for Federated
Managed Allocation Portfolios (Funds), dated January 31, 2004.

This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectuses or the Annual Reports without charge by calling
1-800-341-7400.


                                    Contents
                                    How are the Funds Organized?
                                    Securities in Which the Funds Invest
                                    What do Shares Cost?
                                    How are the Funds Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services
                                    to the Funds?
                                    How Do the Funds Measure
                                    Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses

G 00873-05 (1/03)


HOW ARE THE FUNDS ORGANIZED?


Each Fund is a diversified portfolio of Federated Managed Allocation
Portfolios (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of
Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Trust changed its name from Managed Series Trust to Federated
Managed Allocation Portfolios on January 31, 2000. The Funds changed their names from Federated Managed Conservative Portfolio, Federated
Managed Moderate Growth Portfolio and Federated Managed Growth
Portfolio to Federated Conservative Allocation Fund, Federated Moderate
Allocation Fund and Federated Growth Allocation Fund on October 6,
2003, respectively.

The Board of Trustees (the Board) has established two classes of shares of each Fund, known as Institutional Shares and Select Shares (Shares).
This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania
(Adviser).  Prior to January 1, 2004, Federated Investment Management
Company was the adviser to the Fund. Both the current Adviser and the former Adviser are wholly owned subsidiaries of Federated Investors,
Inc. (Federated).


SECURITIES IN WHICH THE FUNDS INVEST


In pursuing its investment strategy, each Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;  (bold in chart)

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

Securities                    Conservative        Moderate           Growth
                               Allocation        Allocation        Allocation
                                  Fund              Fund              Fund
Common Stocks                      P                 P                 P
Preferred Stocks                   A                 A                 A
Interests in Other Limited         A                 A                 A
Liability Companies
Real Estate Investment             A                 A                 A
Trusts
Warrants                           A                 A                 A
Treasury Securities                P                 P                 P
Agency Securities                  P                 P                 P
Corporate Debt Securities          P                 P                 P
High- Yield Corporate Debt         P                 P                 P
Securities
Mortgage Backed Securities         P                 P                 P
Collateralized Mortgage            P                 P                 P
Obligations
Asset Backed Securities            A                 A                 A
Zero Coupon Securities             A                 A                 A
Credit Enhancement                 A                 A                 A
Convertible Securities             A                 A                 A
Foreign Securities                 P                 P                 P
Depositary Receipts                P                 P                 P
Foreign Exchange Contracts         P                 P                 P
To Be Announced Securities         P                 P                 P
Dollar Rolls                       P                 P                 P
Foreign Government                 P                 P                 P
Securities
Foreign Corporate Debt             P                 P                 P
Securities
Derivative Contracts               P                 P                 P
Futures Contracts                  P                 P                 P
Options                            P                 P                 P
Swaps                              A                 A                 A
Hybrid Instruments                 A                 A                 A
Repurchase Agreements              A                 A                 A
Reverse Repurchase                 A                 A                 A
Agreements
Delayed Delivery                   P                 P                 P
Transactions1
To Be Announced Securities         P                 P                 P
Securities Lending                 A                 A                 A
Asset Coverage                     A                 A                 A
Investing in Securities of         P                 P                 P
Other Investment Companies
Inter-Fund Borrowing and           A                 A                 A
Lending Arrangements
Municipal Securities               A                 A                 A

-------------------------------------------------------------------------

1    The Funds do not intend to engage in such  transactions  to an extent  that would cause the segregation of more than 20% of the total value of a Fund's assets.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the
Funds invest:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.
Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.
Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date
(the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
United States supports some GSEs with its full faith and credit. Other
GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking
(senior) debt securities have a higher priority than lower ranking
(subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage backed Securities
Mortgage backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs)
and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making
POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of
CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
receives any remaining interest payments from the underlying mortgages.
Floater classes receive more interest, (and Inverse Floater classes receive correspondingly less interest), as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
Once this happens, holders of Z class CMOs receive all payments and prepayments.

Asset backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. The Funds may also purchase mortgage-related asset backed securities such as home equity loans, second mortgages and manufactured housing obligations. Asset backed securities have prepayment risks.

Like mortgage backed securities, asset backed securities may be issued by a private entity and, although these securities must be investment grade, they can present a credit risk.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives
reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the
Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Funds have the option to exchange for equity securities at a specified conversion price. The option allows the Funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign securities are securities of issuers based outside the United
States. The Funds consider an issuer to be based outside the United
States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are primarily denominated in foreign currencies.
Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying
American Depositary Receipts (ADRs) are traded in the United States.
ADRs provide a way to buy shares of foreign- based companies in the
United States rather than in overseas markets. ADRs are also traded in
U.S. dollars, eliminating the need for foreign exchange transactions.
The foreign securities underlying European Depositary Receipts (EDRs),
Global Depositary Receipts (GDRs) and International Depositary receipts
(IDRs), are traded globally or outside the United States. Depositary
Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Funds may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Funds' exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as
international organizations designed or supported by governmental entities to promote economic reconstruction or development,
international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International
Bank for Reconstruction and Development (the World Bank), the Asian
Development Bank, the European Investment Bank and the Inter-American
Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect)
daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Funds could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Funds realizes a gain; if it is less, the Funds realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent the Fund from closing out a position.  If this happens, the Funds will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do
so).  Inability to close out a contract could also harm the Funds by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.
OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Funds uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the
Funds' exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Funds to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.  Futures contracts are considered to be commodity contracts. The Funds has claimed an exclusion from the definition of the term "commodity pool operator"
under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that
Act.  Futures contracts traded OTC are frequently referred to as forward contracts. The Funds can buy or sell financial futures, index futures and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Funds may buy and sell the following types of options: foreign currencies, foreign currency futures, securities and securities indexes to manage interest rate and currency risks.  The Funds may write call options on securities which they own to generate income.

Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Funds may use call options in the following ways:

Buy call options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

Write call options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, a Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Funds may use put options in the following ways:

Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and

Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Funds may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap)
the returns derived from underlying assets with differing
characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Funds would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Funds may use include:

Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million
LIBOR swap would require one party to pay the equivalent of the London
Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Total Rate of Return Swaps
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps
Credit default swaps are agreements between two parties whereby one party (the "protection buyer") agrees to make regular payments over the term of the agreement to another party (the "protection seller"), provided that no designated event of default on an underlying obligation has occurred.  If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation.  The Funds may be either the protection buyer or the protection seller in a credit default swap.  If the fund is a protection buyer and no event of default occurs, the fund will lose its entire investment in the swap agreement (i.e., An amount equal to the payments made to the protection seller).  However, if an event of default occurs, the fund (as protection buyer) will deliver the underlying obligation and receive a payment equal to the full notional value of the underlying asset, even though the underlying asset may have little or no value.  If the fund is the protection seller and no default occurs, then the fund will receive a fixed rate of income throughout the term of the agreement.  However, if an event of default occurs, the fund (as protection seller) will pay the protection buyer the full notional value of the reference obligation and receive the underlying obligation. Credit default swaps involve greater risks than if the fund invested directly in the underlying obligation.

Caps And Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below
(Floor) a certain level in return for a fee from the other party.


Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Funds' return on the transaction. This return is unrelated to the interest rate on the underlying security.
The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or
subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Funds. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Funds must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Funds. The
Funds record the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a
TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Funds.

Dollar Rolls
Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities.
Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending
The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Funds. However, the Funds must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Funds will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.


Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.
Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Funds to leverage risks or carry liquidity risks.

Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.  The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the note that equals a fixed or floating rate of interest equivalent  to a high rated funded asset
(such as a bank CD) plus an additional premium that relates to taking on the credit risk of a reference obligation.  Upon maturity, the Note
Purchaser will receive a payment equal to (i) the original par amount paid to the Note Seller, if there is not event of default with respect to the reference obligation or (ii) the value of the underlying reference asset, if a designated event of default or restructuring of the reference obligation has occurred.  Depending upon the terms of the
CLN, it is also possible that the Note Purchaser may be required to take physical delivery of any defaulted reference obligation.


Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the
Funds' obligations. Unless the Funds have other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
Each Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its unvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

The Funds may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Funds and may incur additional administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of
Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.
Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending
Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the
Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.  Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Foreign Corporate Debt Securities
The Fund will also invest in debt securities of foreign corporations.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  The Funds may also purchase interests in bank loans to companies

The credit risks of corporate debt securities vary widely among issuers.  The credit risk of an issuer's debt security may also vary based on its priority for repayment.  For example, higher ranking
(senior) debt securities have a higher priority than lower ranking
(subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.


INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The
Funds' principal risks are described in their prospectuses. Additional risk factors are outlined below.

Stock Market Risks
|X|   The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a
      drastic movement. A |X| Fund's portfolio will reflect changes in
      prices of individual portfolio stocks or general changes in stock
      valuations. Consequently, a Fund's share price may decline|X|
      .

|X|   The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks
|X|   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
      Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

|X|   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
|X|   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

|X|   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc.
      These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the
      Funds must rely entirely upon the Adviser's credit assessment.

|X|   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in
      response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

|X|   Credit risk includes the possibility that a party to a
      transaction involving |X|     a Fund will fail to meet its
      obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other
      securities to implement |X|   its investment |X|      strategy.

Currency Risks
|X|   Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

|X|   The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

Call and Prepayment Risks
|X|   Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

|X|   If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

|X|   Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount
      is due) payments on mortgage |X|    backed securities include
      both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These
      unscheduled prepayments of principal create risks that can
      adversely affect a Fund holding mortgage |X|    backed securities.

|X|   For example, when interest rates decline, the values of
      mortgage|X| backed securities generally rise. However, when
      interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential
      for capital appreciation on mortgage |X|  backed securities.
      Conversely, when interest rates rise, the values of mortgage |X|
      backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen
      the average lives of mortgage |X|   backed securities, and cause
      their value to decline more than traditional fixed income
      securities.

|X|   Generally, mortgage |X| backed securities compensate for the
      increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the
      difference between the yield of a mortgage |X|  backed security
      and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the
      price of the mortgage |X|     backed security to decline. Spreads
      generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is
      perceived to have an increased prepayment risk or is perceived to have less market demand.

Sector Risks
|X|   Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Company Size
|X|   Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

|X|   Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks Associated with Noninvestment Grade Securities
|X|   Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.

Risks of Foreign Investing
|X|   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the
      United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

|X|   Foreign companies may not provide information (including
      financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those
      applicable to U.S. companies. These factors may prevent the |X|
      Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the
      United States.

|X|   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow
      restrictions or repatriation restrictions which could adversely
      affect the liquidity of |X|   a Fund's investments.

Leverage Risks
|X|   Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risks
|X|   Trading opportunities are more limited for securities that are not widely held, for fixed income securities that have not received any credit ratings or have received ratings below investment grade and for CMOs that have complex terms. This may make it more difficult to sell or buy a security at a favorable
      price or time. Consequently, |X|    a Fund may have to accept a
      lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.

|X|   Liquidity risk also refers to the possibility that |X|      a
      Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position
      open, and a Fund |X|    could incur losses.

|X|   OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Risks of Investing In Emerging Market Countries

|X|   Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.  For example, the prices of such securities may be significantly more volatile than prices of securities in
      developed countries.  Emerging market economies may also
      experience more severe downturns (with corresponding currency devaluations) than developed economies.  Emerging market
      countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Risks of Investing in Derivatives Contracts and Hybrid Instruments

|X|   The Funds' use of derivative contracts involves risks different from, or possibly greater than, the risks associated with
      investing directly in securities and other traditional
      investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Funds invest may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite
      direction than originally anticipated. Second, while some
      strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Funds may need to make increased cash payments to the counterparty.  Finally, derivative contracts and hybrid instruments may cause the Funds to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.


Fundamental Invesetment Objective
Fund                                 Objective
Federated Conservative               To seek total return with an
Allocation Fund                      emphasis on income and capital
                                     appreciation
Federated Moderate                   To seek capital appreciation
Allocation Fund                      with income as a secondary
                                     objective
Federated Growth Allocation          To seek capital appreciation
Fund

-------------------------------------------------------------------------
The investment objectives may not be changed by the Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if a Fund would own more than 10%
of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940, as amended (1940 Act).

Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Underwriting
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities
Act of 1933.

Lending Cash or Securities
A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities,"
as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying on Margin
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Illiquid Securities
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate,
15% of a Fund's net assets.

  As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S.
branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments".  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  In applying a Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank
instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of a Fund's total assets in any one industry will constitute "concentration."

DETERMINING MARKET VALUE OF SECURITIES
Market values of a Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the
  over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;
  and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its
NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S.
dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds'
Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?


Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund. The
NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.

RULE 12B-1 PLAN (Select Shares)


As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Rule 12b-1
Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.  In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the
marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.



SERVICE FEES
The Funds may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or to Federated Shareholder
Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements, rather than paying investment professionals directly, the Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of a Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1
Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding
Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the
1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind.
In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each
Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with
Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the
Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust.
Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.  All
Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Trust's outstanding Shares of all series entitled to vote.

As of January 2, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding the Shares of the
Funds:

BanCorpSouth, Jackson, MS, owned approximately 557,972 Shares (7.88)%
of the Conservative Allocation Fund's Institutional Shares.

Hibernia National Bank, New Orleans, LA, owned approximately 260,641
Shares (6.58)% and PayChex Securities Corporation, W. Henrietta, NY
owned approximately 245,550 Shares (6.20)% of the Growth Allocation
Fund's Institutional Shares.

Charles Schwab & Co., Inc., San Francisco, CA owned approximately
465,967 Shares (5.66)% of the Moderate Allocation Fund's Institutional
Shares.


TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.  Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the
Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, a
Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S.
income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of each Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Trust comprises three portfolios  and the
Federated Fund Complex consists of 44 investment companies (comprising
138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds- seven portfolios and WesMark Funds-five portfolios.

As of January 2, 2004, the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                     Total
          Name                                                                                   Compensation
       Birth Date                                                             Aggregate         From Trust and
        Address                                                             Compensation        Federated Fund
  Positions Held with          Principal Occupation(s) for Past Five         From Trust             Complex
         Trust                  Years, Other Directorships Held and         (past fiscal         past calendar
   Date Service Began                  Previous Position(s)                     year)               (year)
                              Principal Occupations: Chairman and                $0                   $0
John F. Donahue*              Director or Trustee of the Federated
Birth Date: July 28,          Fund Complex; Chairman and Director,
1924                          Federated Investors, Inc.
CHAIRMAN AND TRUSTEE          ---------------------------------------
Began serving: November
1993                          Previous Positions: Trustee, Federated
                              Investment Management Company and
                              Chairman and Director, Federated
                              Investment Counseling.

                              Principal Occupations: Principal                   $0                   $0
J. Christopher Donahue*       Executive Officer and President of the
Birth Date: April 11,         Federated Fund Complex; Director or
1949                          Trustee of some of the Funds in the
PRESIDENT AND TRUSTEE         Federated Fund Complex; President,
Began serving: August         Chief Executive Officer and Director,
2000                          Federated Investors, Inc.; Chairman
                              and Trustee, Federated Equity
                              Management Company of Pennsylvania;
                              Trustee, Federated Investment
                              Counseling; Chairman and Director,
                              Federated Global Investment Management
                              Corp.; Chairman, Passport Research,
                              Ltd.; Trustee, Federated Shareholder
                              Services Company; Director, Federated
                              Services Company.

                              Previous Positions: President,
                              Federated Investment Counseling;
                              President and Chief Executive Officer,
                              Federated Investment Management
                              Company, Federated Global Investment
                              Management Corp. and Passport
                              Research, Ltd.

                              Principal Occupations: Director or               $910.26
Lawrence D. Ellis, M.D.*      Trustee of the Federated Fund Complex;                               $148,500
Birth Date: October 11,       Professor of Medicine, University of
1932                          Pittsburgh; Medical Director,
3471 Fifth Avenue             University of Pittsburgh Medical
Suite 1111                    Center Downtown; Hematologist,
Pittsburgh, PA                Oncologist and Internist, University
TRUSTEE                       of Pittsburgh Medical Center.
Began serving: November
1993                          Other Directorships Held: Member,
                              National Board of Trustees, Leukemia
                              Society of America.

                              Previous Positions: Trustee,
                              University of Pittsburgh; Director,
                              University of Pittsburgh Medical
                              Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
-------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                     Total
          Name                                                                                   Compensation
       Birth Date                                                             Aggregate         From Trust and
        Address                                                             Compensation        Federated Fund
  Positions Held with          Principal Occupation(s) for Past Five         From Trust             Complex
         Trust                  Years, Other Directorships Held and         (past fiscal         past calendar
   Date Service Began                  Previous Position(s)                     year)               (year)

                              Principal Occupation: Director or               $1,064.30            $163,350
Thomas G. Bigley              Trustee of the Federated Fund Complex.
Birth Date: February 3,
1934                          Other Directorships Held: Director,
15 Old Timber Trail           Member of Executive Committee,
Pittsburgh, PA                Children's Hospital of Pittsburgh;
TRUSTEE                       Director, University of Pittsburgh.
Began serving: November
1994                          Previous Position: Senior Partner,
                              Ernst & Young LLP.

                              Principal Occupations: Director or              $1,064.30            $163,350
John T. Conroy, Jr.           Trustee of the Federated Fund Complex;
Birth Date: June 23, 1937     Chairman of the Board, Investment
Grubb &                   Properties Corporation; Partner or
Ellis/Investment              Trustee in private real estate
Properties Corporation        ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                     Previous Positions: President,
Naples, FL                    Investment Properties Corporation;
TRUSTEE                       Senior Vice President, John R. Wood
Began serving: November       and Associates, Inc., Realtors;
1993                          President, Naples Property Management,
                              Inc. and Northgate Village Development
                              Corporation.

                              Principal Occupation: Director or               $1,064.30            $163,350
Nicholas P. Constantakis      Trustee of the Federated Fund Complex.
Birth Date: September 3,
1939                          Other Directorships Held: Director and
175 Woodshire Drive           Member of the Audit Committee, Michael
Pittsburgh, PA                Baker Corporation (engineering and
TRUSTEE                       energy services worldwide).
Began serving: January
2000                          Previous Position: Partner, Anderson
                              Worldwide SC.

                              Principal Occupation: Director or                $910.26             $148,500
John F. Cunningham            Trustee of the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way             Other Directorships Held: Chairman,
Palm Beach, FL                President and Chief Executive Officer,
TRUSTEE                       Cunningham & Co., Inc. (strategic
Began serving: January        business consulting); Trustee
1999                          Associate, Boston College.

                              Previous Positions: Director, Redgate
                              Communications and EMC Corporation
                              (computer storage systems); Chairman
                              of the Board and Chief Executive
                              Officer, Computer Consoles, Inc.;
                              President and Chief Operating Officer,
                              Wang Laboratories; Director, First
                              National Bank of Boston; Director,
                              Apollo Computer, Inc.

                              Principal Occupation: Director or                $910.26             $148,500
Peter E. Madden               Trustee of the Federated Fund Complex;
Birth Date: March 16,         Management Consultant.
1942
One Royal Palm Way            Other Directorships Held: Board of
100 Royal Palm Way            Overseers, Babson College.
Palm Beach, FL
TRUSTEE                       Previous Positions: Representative,
Began serving: November       Commonwealth of Massachusetts General
1993                          Court; President, State Street Bank
                              and Trust Company and State Street
                              Corporation (retired); Director, VISA
                              USA and VISA International; Chairman
                              and Director, Massachusetts Bankers
                              Association; Director, Depository
                              Trust Corporation; Director, The
                              Boston Stock Exchange.

                              Principal Occupations: Director or              $1,064.30            $163,350
Charles F. Mansfield, Jr.     Trustee of the Federated Fund Complex;
Birth Date: April 10,         Management Consultant; Executive Vice
1945                          President, DVC Group, Inc. (marketing,
80 South Road                 communications and technology) (prior
Westhampton Beach, NY         to 9/1/00).
TRUSTEE
Began serving: January        Previous Positions: Chief Executive
1999                          Officer, PBTC International Bank;
                              Partner, Arthur Young & Company
                              (now Ernst & Young LLP); Chief
                              Financial Officer of Retail Banking
                              Sector, Chase Manhattan Bank; Senior
                              Vice President, HSBC Bank USA
                              (formerly, Marine Midland Bank); Vice
                              President, Citibank; Assistant
                              Professor of Banking and Finance,
                              Frank G. Zarb School of Business,
                              Hofstra University.

John E. Murray, Jr.,          Principal Occupations: Director or              $1,092.33            $178,200
J.D., S.J.D.                  Trustee of the Federated Fund Complex;
Birth Date: December 20,      Chancellor and Law Professor, Duquesne
1932                          University; Partner, Murray, Hogue and
Chancellor, Duquesne          Lannis.
University
Pittsburgh, PA                Other Directorships Held: Director,
TRUSTEE                       Michael Baker Corp. (engineering,
Began serving: February       construction, operations and technical
1995                          services).

                              Previous Positions: President,
                              Duquesne University; Dean and
                              Professor of Law, University of
                              Pittsburgh School of Law; Dean and
                              Professor of Law, Villanova University
                              School of Law.

                              Principal Occupations:  Director or              $910.26             $148,500
Marjorie P. Smuts             Trustee of the Federated Fund Complex;
Birth Date: June 21, 1935     Public Relations/Marketing
4905 Bayard Street            Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                       Previous Positions: National
Began serving: November       Spokesperson, Aluminum Company of
1993                          America; television producer;
                              President, Marj Palmer Assoc.; Owner,
                              Scandia Bord.

                              Principal Occupations:  Director or              $910.26             $148,500
John S. Walsh                 Trustee of the Federated Fund Complex;
Birth Date: November 28,      President and Director, Heat Wagon,
1957                          Inc. (manufacturer of construction
2604 William Drive            temporary heaters); President and
Valparaiso, IN                Director, Manufacturers Products, Inc.
TRUSTEE                       (distributor of portable construction
Began serving: January        heaters); President, Portable Heater
1999                          Parts, a division of Manufacturers
                              Products, Inc.

                              Previous Position: Vice President,
                              Walsh & Kelly, Inc.

OFFICERS**
-------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
Date Service Began
                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: June 1995      Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: November 1993
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.
                              Principal Occupations: Chief Investment Officer of this
Stephen F. Auth               Fund and various other Funds in the Federated Fund
Birth Date: September 3, 1956 Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
Began serving: November 2002  Corp., Federated Equity Management Company of
                              Pennsylvania, Passport Research, Ltd and Passport
                              Research, Ltd. II.

                              Previous Positions: Senior Vice President, Global
                              Portfolio Management Services Division; Senior Vice
                              President, Federated Investment Management Company and
                              Passport Research, Ltd; Senior Managing Director and
                              Portfolio Manager, Prudential Investments.

                              John W. Harris is Vice President of the Trust. Mr.
John W. Harris                Harris initially joined Federated in 1987 as an
Birth Date: June 6, 1954      Investment Analyst. He served as an Investment Analyst
VICE PRESIDENT                and an Assistant Vice President from 1990 through 1992
Began serving November 1999   and as a Senior Investment Analyst and Vice President
                              through May 1993. After leaving the money management
                              field to travel extensively, he rejoined Federated in
                              1997 as a Senior Investment Analyst and became a
                              Portfolio Manager and an Assistant Vice President of
                              the Fund's Adviser in December 1998. In January 2000,
                              Mr. Harris became a Vice President of the Fund's
                              Adviser. Mr. Harris is a Chartered Financial Analyst.
                              He received his M.B.A. from the University of
                              Pittsburgh.
**    Officers do not receive any compensation from the Funds.
-------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Funds, served as President of Duquesne from
1988 until his retirement from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001. It should be noted that Mr.
Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                                            Meetings
                                                                                              Held
                             Committee                                                     During Last
 Board Committee              Members                     Committee Functions              Fiscal Year
Executive                                     In between meetings of the full Board, the       One
                       John F. Donahue        Executive Committee generally may exercise
                       John E. Murray, Jr.,   all the powers of the full Board in the
                       J.D., S.J.D.           management and direction of the business
                                              and conduct of the affairs of the Trust in
                                              such manner as the Executive Committee
                                              shall deem to be in the best interests of
                                              the Trust.  However, the Executive
                                              Committee cannot elect or remove Board
                                              members, increase or decrease the number
                                              of Trustees, elect or remove any Officer,
                                              declare dividends, issue shares or
                                              recommend to shareholders any action
                                              requiring shareholder approval.

Audit                                         The Audit Committee reviews and recommends      Four
                       Thomas G. Bigley       to the full Board the independent auditors
                       John T. Conroy, Jr.    to be selected to audit the Funds'
                       Nicholas P.            financial statements; meets with the
                       Constantakis           independent auditors periodically to
                       Charles F.             review the results of the audits and
                       Mansfield, Jr.         reports the results to the full Board;
                                              evaluates the independence of the
                                              auditors, reviews legal and regulatory
                                              matters that may have a material effect on
                                              the financial statements, related
                                              compliance policies and programs, and the
                                              related reports received from regulators;
                                              reviews the Funds' internal audit
                                              function; reviews compliance with the
                                              Funds' code of conduct/ethics; reviews
                                              valuation issues; monitors inter-fund
                                              lending transactions; reviews custody
                                              services and issues and investigates any
                                              matters brought to the Committee's
                                              attention that are within the scope of its
                                              duties.

Board ownership of shares in the funds and in the federated family of
Investment companies AS OF DECEMBER 31, 2002
---------------------------------------------------------------------------------------------
                                                                                    Aggregate
                                                                              Dollar Range of
                                             Dollar Range of                  Shares Owned in
Interested                                      Shares Owned              Federated Family of
Board Member Name                                   in Funds             Investment Companies
John F. Donahue                                         None                    Over $100,000
J. Christopher Donahue                                  None                    Over $100,000
Lawrence D. Ellis, M.D.                                 None                    Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                        None                    Over $100,000
John T. Conroy, Jr.                                     None                    Over $100,000
Nicholas P. Constantakis                                None                    Over $100,000
John F. Cunningham                                      None                    Over $100,000
Peter E. Madden                                         None                    Over $100,000
Charles F. Mansfield, Jr.                               None               $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                       None                    Over $100,000
Marjorie P. Smuts                                       None                    Over $100,000
John S. Walsh                                           None                    Over $100,000

---------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds'
investment advisory contract and subadvisory contracts.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's and subadviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and their shareholders by the Federated organization in addition to investment advisory services; and the Funds' relationship to the Federated funds.

In assessing the Adviser's and subadviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the
Adviser and subadviser.  This includes fees received for services provided to each Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of each
Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger;
any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds'
advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing each Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about each Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of each Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the
Federated funds under separate contracts (e.g., for serving as the
Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser.
The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds, their Adviser, and their
Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote:
against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients'
interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired
Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.
The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the
Proxy Voting Guidelines, or override the directions provided in such
Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Funds (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an
Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested
Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.
If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested
Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Funds hold shares of another investment company for which the
Adviser (or an affiliate) acts as an investment adviser, the Proxy
Committee will vote the Funds' proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The
Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The
Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Funds' operating expenses.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when a
Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the
Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions.
They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


For the fiscal year ended, November 30, 2004, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of each Fund's transactions and the portion of which each Fund paid in brokerage commissions is as follows:

Fund                                     Brokerage       Brokerage
                                        Transactions    Commissions
Federated Growth Allocation Fund        $83,337,596       $95,305
Federated Conservative Allocation       48,823,505        58,402
Fund
Federated Moderate Allocation Fund      107,103,654       116,083
-------------------------------------------------------------------------

ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of
Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.
-------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The
Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors
The independent auditor for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the
Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

                       Advisory Fee Paid Advisory Fee        Brokerage Commissions Paid            Administrative Fee Paid
                                   Waived                                                      -------------------------------
                                                                                                  Adminstrative Fee Waived
For the Fiscal Year      2003        2002        2001       2003       2002         2001         2003        2002       2001
Ended November 30
Conservative           $838,362     $1,019,214 $1,278,414 $62,868     $14,976      $44,383     $157,877    $155,000   $155,000
Allocation Fund
                        3,227          0          0                                              2,784        0          0
Moderate Allocation   1,083,437     1,343,468  1,714,440  131,554     85,620       223,068      157,877    155,000    172,113
Fund
                        2,867          0          0                                              2,755        0          0
Growth Allocation      605,500      801,505    1,084,568  109,958     71,108       176,213      157,877    155,000    155,000
Fund                    13,342                                                                   2,808        0          0

                                           Select Shares                  Institutional Shares            Select Shares
                                                  12b-1             Shareholder                                     Shareholder
                                                  Fee              Servicing Fee     Shareholder                    Servicing
                                                  Waived               Paid          Servicing      Shareholder     Fee
Figures for the Fiscal Year       12b-1 Fee                                         Fee Waived/      Servicing      Waived/
Ended 11/30/2002                     Paid                                           Reimbursed       Fee Paid       Reimbursed
Conservative Allocation Fund       $281,974       $93,991            $185,463        $148,764         $93,991         $205
Moderate Allocation Fund           405,829        135,276            225,869          181,356         135,276         407
Growth Allocation Fund             271,661        90,554             111,280          89,450          90,554          355

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DO THE FUNDS MEASURE PERFORMANCE?


The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

Total returns are given for the one-year, five-year and Start of
Performance periods ended November 30, 2003.

Yield is given for the 30-day period ended November 30, 2003.

Average Annual Total Returns and Yield

                                                                                                              Yields for the
                                                                                                              30-Day Period
                                       Average Annual Total Returns for the Periods Ended 11/30/2003         Ended 11/30/2003

                                                Institutional Shares                 Select Shares

                                            Five-Years    Start of                Five-Years   Start of     Institutional Select
                                                        Performance                           Performance   Shares         Shares
Fund                             One-Year               (5/25/1994)    One-Year               (5/25/1994)
Conservative Allocation Fund        NA         NA           NA            NA         NA           NA         1.83%      1.13%
  Before Taxes                    10.99%      2.57%        6.41%        10.22%      1.84%        5.68%        NA         NA
  After Taxes on Distributions    10.00%      0.78%        4.33%         9.51%      0.33%        3.88%        NA         NA
  After Taxes on
  Distributions and Sale of Shares 7.08%      1.19%        4.29%         6.60%      0.75%        3.85%        NA         NA
Moderate Allocation Fund            NA         NA           NA            NA         NA           NA         1.48%      0.79%
  Before Taxes                    13.68%      1.76%        6.76%        13.03%      1.08%        6.04%        NA         NA
  After Taxes on Distributions    13.01%      0.23%        4.89%        12.64%     (0.17)%       4.45%        NA         NA
  After Taxes on
  Distributions and Sale of Shares 8.84%      0.71%        4.80%         8.44%      0.31%        4.35%        NA         NA
Growth Allocation Fund              NA         NA           NA            NA         NA           NA         0.85%      0.17%
  Before Taxes                    14.56%     (0.15)%       6.02%        13.81%     (0.86)%       5.29%        NA         NA
  After Taxes on Distributions    14.28%     (1.33)%       4.51%        13.77%     (1.77)%       4.06%        NA         NA
  After Taxes on
  Distributions and Sale of Shares 9.43%     (0.64)%       4.42%         8.97%     (1.07)%       3.97%        NA         NA

-------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the
Funds use in advertising may include:

Lipper, Inc.
Lipper,   Inc.,   ranks  funds  in  various  fund  categories  by  making
competitive  calculations  using total return.  Total return  assumes the reinvestment  of all capital  gains  distributions  and income  dividends and takes into  account  any change in net asset  value over a  specified period of time.  From time to time, a Fund will quote its Lipper  ranking in advertising and sales literature.

Standard & Poor's 500 Index
Standard & Poor's

500 Index is an unmanaged  capitalization-  weighted  index of 500 stocks designed to measure  performance  of the broad domestic  economy  through changes in the  aggregate  market  value of 500 stocks  representing  all major industries.

Standard & Poor's Ratings Group Small-Cap 600 Index
Standard  &   Poor's  Ratings  Group   Small-Cap  600  Index,  is  an
unmanaged    capitalization-weighted   index   representing   all   major
industries in the mid-range of the U.S. Stock Market.

Morgan Stanley Capital International--All Country World Index Ex. U.S
Morgan Stanley Capital  International  (MSCI)--All Country World Index Ex.
U.S,  is an  unmanaged  index  representing  48  developed  and  emerging markets  around the world that  collectively  comprise  virtually  all of the foreign  equity stock  markets.  Investments  cannot be made directly in an index.

MSCI Europe, Australasia and Far East Index (EAFE)
MSCI  Europe,  Australasia  and Far East  Index  (EAFE)  is an  unmanaged market  capitalization-weighted  equity  index  comprising  20 of  the 48 countries  in the MSCI  universe and  representing  the  developed  world
outside  of  North   America.   Each  MSCI   country   index  is  created
separately,   then  aggregated,   without  change,   into  regional  MSCI
indices.  EAFE  performance  data is  calculated  in U.S.  dollars and in local currency.

Russell 1000 Index
Russell  1000  Index  measures  the  performance  of  the  1,000  largest companies in the Russell 3000 Index,  which represents  approximately 90%
of the total market capitalization of the Russell 3000 Index.

Russell 2000 Index
Russell  2000  Index  measures  the  performance  of the  2,000  smallest companies in the Russell 3000 Index,  which represents  approximately 10%
of the total market capitalization of the Russell 3000 Index.

Lehman Brothers Treasury Intermediate Bond Index (U.S. Dollars)
Lehman Brothers  Treasury  Intermediate  Bond Index (U.S.  Dollars) is an
index  composed  of all bonds  covered  by the Lehman  Brothers  Treasury
Bond Index  with  maturities  between  one and 9.9  years.  Total  return comprises price  appreciation/depreciation  and income as a percentage of the  original  investment.  Indexes  are  rebalanced  monthly  by  market capitalization.

Lehman Brothers Treasury Long-Term Bond Index (U.S. Dollars)
Lehman  Brothers  Treasury  Long-Term  Bond Index  (U.S.  Dollars)  is an
index  composed  of all bonds  covered  by the Lehman  Brothers  Treasury
Bond  Index  with  maturities  of  10  years  or  greater.  Total  return comprises price  appreciation/depreciation  and income as a percentage of the  original  investment.  Indexes  are  rebalanced  monthly  by  market capitalization.

J.P. Morgan Global Non-U.S. Government Bond Index
J.P.  Morgan  Global  Non-U.S.  Government  Bond Index is a total return, market  capitalization  weighted index,  rebalanced monthly consisting of the following countries:  Australia,  Belgium,  Canada, Denmark,  France,
Germany, Italy, Japan, Netherlands, Spain, Sweden and United Kingdom.

Lehman Brothers Corporate Intermediate Bond Index (U.S. Dollars)
Lehman Brothers  Corporate  Intermediate  Bond Index (U.S.  Dollars) is a
subset  of  the  Lehman  Brothers   Corporate  Bond  Index  covering  all
corporate,  publicly issued, fixed-rate,  nonconvertible U.S. debt issues rated at least Baa with at least $50 million  principal  outstanding  and maturity less than 10 years.

Lehman Brothers Corporate B Index
Lehman  Brothers  Corporate  B Index is an index  composed  of all  bonds covered  by  Lehman  Brothers  High  Yield  Index  rated  "B" by  Moody's
Investors  Service.  Bonds  have a  minimum  amount  outstanding  of $100 million and at least one year to maturity.  Total return  comprises price appreciation/depreciation  and  income as a  percentage  of the  original investment. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage Backed Securities Index
Lehman Brothers  Mortgage Backed  Securities  Index is an unmanaged index composed of all fixed  securities  mortgage  pools by GNMA,  FNMA and the
FHLMC, including GNMA Graduated Payment Mortgages.

Lehman Brothers Aggregate Bond Index
Lehman  Brothers  Aggregate Bond Index is an unmanaged  index composed of securities  from the Lehman  Brothers  Government/  Corporate Bond Index,
Mortgage Backed  Securities Index and the Asset Backed  Securities Index.
Total return  comprises price  appreciation/depreciation  and income as a percentage of the original  investment.  Indices are  rebalanced  monthly by market capitalization.

Lehman Brothers Intermediate Government/Corporate Bond Index
Lehman  Brothers  Intermediate  Government/Corporate  Bond  Index  is  an
unmanaged  index  comprised  of all  the  bonds  covered  by  the  Lehman
Brothers  Government/Corporate  Bond Index with maturities  between 1 and
9.99  years.  Total  return is based  on price  appreciation/depreciation and  income as a  percentage  of the  original  investment.  Indices  are rebalanced monthly by market capitalization.

Lehman Brothers High Yield Index
Lehman  Brothers  High Yield  Index  covers the  universe  of fixed rate, publicly  issued,  noninvestment  grade debt registered with the SEC. All bonds  included in the High Yield Index must be dollar-  denominated  and nonconvertible  and have at least one year  remaining  to maturity and an outstanding  par value of at least  $100  million.  Generally  securities must be rated  Ba1 or  lower  by  Moody's  Investors  Service,  including defaulted  issues.  If no  Moody's  rating is  available,  bonds  must be rated BB+ or lower by  S&P;  and if no S&P  rating is  available, bonds must be rated below investment  grade by Fitch Investor's  Service.
A  small  number  of  unrated  bonds  is  included  in the  index;  to be eligible  they  must have  previously  held a high  yield  rating or have been associated with a high yield issuer, and must trade accordingly.

Morningstar, Inc.
Morningstar,  Inc., an independent  rating  service,  is the publisher of the  bi-weekly  Mutual Fund  Values.  Mutual Fund Values  rates more than
1,000  NASDAQ-listed  mutual  funds  of all  types,  according  to  their risk-adjusted  returns.  The maximum  rating is five  stars,  and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting  investor  needs by making  structured,
straightforward   and   consistent   investment   decisions.    Federated
investment  products have a history of competitive  performance  and have
gained  the  confidence  of  thousands  of  financial   institutions  and
individual investors.

Federated's  disciplined  investment selection process is rooted in sound
methodologies   backed  by  fundamental   and  technical   research.   At
Federated,  success in  investment  management  does not depend solely on the skill of a single  portfolio  manager.  It is a fusion of  individual talents and  state-of-the-art  industry tools and resources.  Federated's investment  process  involves  teams of portfolio  managers and analysts, and  investment  decisions  are executed by traders who are  dedicated to specific  market  sectors and who handle  trillions  of dollars in annual trading volume.

Federated Funds overview


Municipal Funds
In the municipal  sector,  as of December 31, 2003,  Federated managed 14 bond  funds  with  approximately  $3.8  billion  in  assets  and 22 money market funds with  approximately  $23.0 billion in total assets. In 1976,
Federated  introduced  one of the first  municipal  bond mutual  funds in the  industry  and is now  one of the  largest  institutional  buyers  of municipal  securities.  The Funds may quote statistics from organizations including The Tax Foundation and the National  Taxpayers  Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 31 years'  experience.  As of  December  31,  2003,  Federated  managed  36  equity  funds  totaling approximately  $25.6  billion  in assets  across  growth,  value,  equity
income,   international,   index  and  sector  (i.e.   utility)   styles.
Federated's  value-oriented  management  style combines  quantitative and
qualitative   analysis  and  features  a  structured,   computer-assisted
composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In  the  corporate  bond  sector,  as of  December  31,  2003,  Federated
managed  11  money   market   funds  and  4  bond   funds   with   assets
approximating    $61.7   billion   and   $3.4   billion,    respectively.
Federated's   corporate   bond  decision   making--based   on  intensive,
diligent  credit  analysis--is  backed by over 30 years of  experience in the  corporate  bond sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one
of  the  first  fund  managers  to   participate   in  the  asset  backed
securities market, a market totaling more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2003,  Federated managed 7 mortgage backed,  3 multi-sector  government  funds, 4  government/agency and 19 government  money market mutual funds,  with assets  approximating
$4.9   billion,   $0.9   billion,   $2.9   billion  and  $56.2   billion,
respectively.  Federated  trades  approximately  $90.4  billion  in  U.S.
government   and   mortgage   backed    securities   daily   and   places
approximately  $35 billion in repurchase  agreements each day.  Federated introduced the first U.S.  government  fund to invest in U.S.  government bond  securities in 1969.  Federated has been a major force in the short-
and  intermediate-term   government  markets  since  1982  and  currently
manages  approximately  $50  billion in  government  funds  within  these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible for oversight of the various investment  sectors  within  Federated  are:  Global  Equity - Stephen F.
Auth  is  responsible   for  overseeing  the  management  of  Federated's
domestic  and  international  equity  products;  Global  Fixed  Income  -
William D. Dawson III is  responsible  for  overseeing  the management of
Federated's  domestic  and  international  fixed  income  and high  yield products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial goals through mutual funds.  These  investors,  as well as businesses and institutions,  have  entrusted  over $6.2  trillion to the  approximately
8,300 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately  3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for  a  variety  of  purposes,  including  defined  benefit  and  defined contribution programs, cash management,  and asset/liability  management.
Institutional  clients include  corporations,  pension funds,  tax exempt entities,  foundations/endowments,  insurance  companies,  and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more than  1,600  banks and trust organizations.  Virtually all of the trust  divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available  to  consumers  through  major  brokerage
firms   nationwide--Federated   has  over  2,000  broker/dealer  and  bank
broker/dealer   relationships  across  the   country--supported  by  more
wholesalers than any other mutual fund distributor.  Federated's  service to financial  professionals  and  institutions has earned it high ratings in several  surveys  performed by DALBAR,  Inc.  DALBAR is  recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended
November 30, 2003 are incorporated herein by reference to the Annual
Reports to Shareholders of the Funds dated November 30, 2003.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favourable business and economic environment.
CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the
"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.


Addresses
Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund

Institutional Shares
Select Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Sub-Adviser
Federated Investment Management Company
175 Water Street
New York, NY 10038-4965

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant; (12)
                  (ii)        Conformed copy of Amendment No. 7 to the
                              Declaration of Trust; +
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment No. 1 to the By-Laws of the
                              Registrant; (12)
                  (iii)       Copy of Amendment No. 2 to the By-Laws of the
                              Registrant; (9)
                  (iv)        Copy of Amendment No. 3 to the By-Laws of the
                              Registrant; (9)
                  (v)         Copy of Amendment No. 4 to the By-Laws of the
                              Registrant; (9)
                  (vi)        Copy of Amendment No. 5 to the By-Laws of the Registrant; (14)
                  (vii)       Copy of Amendment No. 6 to the By-Laws of the Registrant; +
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (2)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant; (3)
                  (ii)        Conformed copy of Exhibits A-D to the Investment
                              Advisory Contract of the Registrant; (13)
                  (iii)       Conformed copy of an Amendment to the Investment Advisory Contract of the
                              Registrant; (13)
                  (iv)        Conformed copy of Sub-Advisory Contract of the
                              Registrant; +
                  (v)         Conformed copy of Assignment of Investment
                              Advisory Contract and Sub- Advisory Agreement; +
            (e)   (i)         Conformed copy of Distributor's Contract of the
                              Registrant; (3)
                  (ii)        Conformed copy of Exhibit A to the Distributor's
                              Contract of the Registrant;(3)
                  (iii)       Conformed copy of Exhibit B to the Distributor's
                              Contract of the Registrant;(3)
                  (iv)        Conformed copy of Exhibit C to the Distributor's
                              Contract of the Registrant;(3)
                  (v)         Conformed copy of Exhibit D to the Distributor's
                              Contract of the Registrant;(3)
                  (vi)        Conformed copy of Exhibit E to the Distributor's
                              Contract of the Registrant;(3)
                  (vii)       Conformed copy of Exhibit F to the Distributor's
                              Contract of the Registrant;(3)
                  (viii)      Conformed copy of Exhibit G to the Distributor's Contract of the
                              Registrant;(3)
                  (ix)        Conformed copy of Exhibit H to the Distributor's
                              Contract of the Registrant;(3)
                  (x)         Conformed copy of an Amendment to the
                              Distributor's Contract of the Registrant; (13)
                  (xi)        Conformed Copy of Amendments to the
                              Distributor's Contract between The Federated
                              Funds and Federated Securities Corp.; +
                  (xii)       The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A,
                              filed with the Commission on July 24, 1995.
                              (File Numbers 33-38550 and 811-6269);
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (4)
                  (ii)        Conformed copy of an Amendment to the Custodian
                              Contract of the Registrant; (13)
                  (iii)       Conformed copy of Custodian Fee Schedule; (7)
            (h)   (i)         Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency Services
                              and Custody Services Procurement; (6)
                  (ii)        Conformed copy of an Amendment to the Agreement
                              for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency Services
                              and Custody Services Procurement; (13)
                  (iii)       The Registrant hereby incorporates the conformed
                              copy of the Second Amended and Restated Services
                              Agreement from Item (h)(v) of the Investment
                              Series Funds, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on January
                              23, 2002. (File Nos. 33-48847 and 811-07021);
                  (iv)        The Registrant hereby incorporates the conformed
                              copy of the Shareholder Services Sub-Contract
                              between Fidelity and Federated Shareholder
                              Services from Item 24(b)(9)(iii) of the
                              Federated GNMA Trust Registration Statement of
                              Form N-1A, filed with the Commission on March
                              25, 1996. (File Nos. 2-75670 and 811-3375);
                  (v)         The responses described in Item 23(e)(xi) are
                              hereby incorporated by reference;
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to legality of shares being registered; (2)
            (j)               Conformed copy of Consent of Independent
                              Auditors; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital Understanding;
                              (2)
            (m)   (i)         Conformed copy of Distribution Plan of the
                              Registrant; (4)
                  (ii)        Conformed copy of Exhibits A-D of the
                              Distribution Plan of the Registrant; (13)
                  (iii)       The responses described in Item 23(e)(xi) are
                              hereby incorporated by reference;
            (n)               The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the Federated Income Securities Trust, Inc.
                              Registration Statement on Form N-1A, filed with
                              the Commission on January 29, 2003. (File Nos.
                              33-3164 and 811-4577).
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (12)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (14)
                  (iii)       Conformed copy of Limited Power of Attorney; (11)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons
                              from Item 23(p) of the Federated Institutional
                              Trust Registration Statement on Form N-1A filed
                              with the Commission on September 30, 2003. (File
                              Nos. 33-5445 and 811-7193).

--------------------------------------------------------------------------------

+ All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed December 2, 1993 (File
      Nos. 33-51247 and 811-7129).
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
3.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and
      811-7129).
4.    Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos.
      33-51247 and 811-7129).
6.    Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).
7.    Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).
9.    Response is incorporated by reference to Registrant's Post Effective
      Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed November 29, 1999 (File Nos.
      33-51247 and 811-7129).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed on January 25, 2001 (File Nos.
      33-51247 and 811-7129).
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 14 on Form N-1A filed on January 25, 2002 (File Nos. 33-51247 and
      811-7129).
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 15 on Form N-1A filed on January 25, 2003 (File Nos. 33-51247 and
      811-7129).

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None.

Item 25.    Indemnification: (2)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
            Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         Linda A. Duessel
                                                James E. Grefenstette

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                John W. Harris
                                                Steven Lehman
                                                Kevin McClosky
                                                John L. Nichol

Assistant Vice Presidents:                      Angela A. Kohler
                                                Dana Meissner
                                                Michael R. Tucker

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Edward Jones
                  Money Market Fund; Federated Adjustable Rate Securities Fund;
                  Federated American Leaders Fund, Inc.; Federated Core Trust;
                  Federated Core Trust II, L.P.; Federated Equity Funds;
                  Federated Equity Income Fund, Inc.; Federated Fixed Income
                  Securities, Inc.; Federated GNMA Trust; Federated Government
                  Income Securities, Inc.; Federated High Income Bond Fund,
                  Inc.; Federated High Yield Trust; Federated Income Securities
                  Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment
                  Series Funds, Inc.; Federated Limited Duration Government
                  Fund, Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.; Federated
                  Municipal Securities Fund, Inc.; Federated Municipal
                  Securities Income Trust; Federated Premier Intermediate
                  Municipal Income Fund; Federated Premier Municipal Income
                  Fund; Federated Short-Term Municipal Trust; Federated Stock
                  and Bond Fund, Inc.; Federated Stock Trust; Federated Total
                  Return Government Bond Fund; Federated Total Return Series,
                  Inc.; Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Money
                  Market Obligations Trust; MTB Group of Funds; Regions Morgan
                  Keegan Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       [Insert Title(s)]

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

            All  accounts  and  records  required  to be  maintained  by Section
            31(a)  of  the  Investment  Company  Act of  1940  and  Rules  31a-1
            through 31a-3  promulgated  thereunder  are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment and Asset
                                          Management Group (IAMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Equity Management               Federated Investors Tower
Company of Pennsylvania                   1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant  hereby  undertakes  to  comply  with the  provisions  of
            Section 16(c)  of the  1940  Act  with  respect  to the  removal  of
            Trustees and  the  calling  of  special   shareholder   meetings  by
            shareholders.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant,  FEDERATED  MANAGED  ALLOCATION  PORTFOLIOS
has duly caused this  Amendment  to its  Registration  Statement to be signed on its behalf by the undersigned,  duly  authorized,  in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the second day of February, 2004.

                    FEDERATED MANAGED ALLOCATION PORTFOLIOS

                        BY: /s/ Todd P. Zerega
                        Todd P. Zerega, Assistant Secretary
                        February 2, 2004

      Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,  this
Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE             DATE

By:  /s/ Todd P. Zerega       Attorney In Fact     February 2, 2004
Todd P. Zerega                For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                                  TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Stephen F. Auth*                    Chief Investment Officer

Thomas G. Bigley *                  Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr.*                Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney